TAXATION (Summary of Composition of Income (loss) before Provision for Income Tax) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXATION [Abstract]
Income/(Loss) from foreign entities	[1]	$ (20,975)	$ (112,056)	$ (8,723)
Income from PRC entities		29,701	38,962	8,507
(Loss)/ Income before income taxes		$ 8,726	$ (73,094)	$ (216)

[1]	Foreign income before provision for income taxes is defined as income generated from operations located outside of the PRC including HK and Taiwan.